UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/09

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            12/31/09


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	93

Form 13F Information Table Value Total:	$543772
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     8620 307528.00SH       SOLE                307528.00
Abbott Laboratories            COM              002824100     9853 182489.00SH       SOLE                182489.00
Aflac Inc                      COM              001055102    13390 289521.00SH       SOLE                289521.00
Alliance Resource Partners     COM              01877R108      217  4995.00 SH       SOLE                  4995.00
American Express Co            COM              025816109     7266 179321.00SH       SOLE                179321.00
Apache Corp                    COM              037411105    18939 183575.00SH       SOLE                183575.00
Apple Computer Inc             COM              037833100      259  1226.00 SH       SOLE                  1226.00
BP Amoco Plc Sponsored Adr     COM              055622104      207  3567.00 SH       SOLE                  3567.00
Bank of America Corp           COM              060505104      505 33529.00 SH       SOLE                 33529.00
Becton Dickinson Corp          COM              075887109     7470 94727.00 SH       SOLE                 94727.00
Berkshire Hathaway Hldg Co Cl  COM              084670207      227    69.00 SH       SOLE                    69.00
Berkshire Hills Bancorp        COM              084680107      362 17525.00 SH       SOLE                 17525.00
Bristol Myers Squibb           COM              110122108      482 19074.00 SH       SOLE                 19074.00
Cephas Holding Corp.           COM              156718108        0 25000.00 SH       SOLE                 25000.00
Chevron Corp                   COM              166764100      232  3010.00 SH       SOLE                  3010.00
Ciena Corp                     COM              171779309      282 26000.00 SH       SOLE                 26000.00
Cisco                          COM              17275R102    19721 823756.00SH       SOLE                823756.00
Coca Cola Co                   COM              191216100    21423 375849.00SH       SOLE                375849.00
Costco Warehouse Corp          COM              22160K105    14951 252687.00SH       SOLE                252687.00
Direxion Large Bull 3X         COM              25459W862     1582 30135.00 SH       SOLE                 30135.00
Dominion Resources Inc         COM              25746U109      239  6138.00 SH       SOLE                  6138.00
Duke Energy Corp               COM              26441C105      301 17472.00 SH       SOLE                 17472.00
Dupont                         COM              263534109    12615 374660.00SH       SOLE                374660.00
EAFE Int'l                     COM              464287465    25024 452680.00SH       SOLE                452680.00
EAFE Int'l-Vanguard            COM              921943858     6412 187475.00SH       SOLE                187475.00
EMC Corp                       COM              268648102    17699 1013103.00SH      SOLE               1013103.00
Emerging Markets MSCI          COM              464287234     3853 92840.00 SH       SOLE                 92840.00
Emerging Markets-Vanguard      COM              922042858     2960 72185.00 SH       SOLE                 72185.00
Enterprise Product Partners    COM              293792107      204  6490.00 SH       SOLE                  6490.00
ExxonMobil Corp                COM              30231G102    20378 298848.00SH       SOLE                298848.00
Fiserv Inc                     COM              337738108     6334 130660.00SH       SOLE                130660.00
Gannett Inc                    COM              364730101      161 10815.00 SH       SOLE                 10815.00
General Electric               COM              369604103    14452 955169.00SH       SOLE                955169.00
Goldman Sachs                  COM              38141G104    17791 105374.00SH       SOLE                105374.00
Google Inc-CL A                COM              38259P508    19963 32200.00 SH       SOLE                 32200.00
Hampden Bancorp, Inc           COM              40867E107      124 11711.00 SH       SOLE                 11711.00
IShares Biotech                COM              464287556     9529 116389.00SH       SOLE                116389.00
IShares Russell 2000           COM              464287655      803 12862.00 SH       SOLE                 12862.00
IShares S&P Preferred Stock In COM              464288687      268  7295.00 SH       SOLE                  7295.00
Intel Corp                     COM              458140100    13245 649270.00SH       SOLE                649270.00
Ishares S&P 600                COM              464287804    17221 314705.00SH       SOLE                314705.00
Johnson & Johnson              COM              478160104    13399 208026.00SH       SOLE                208026.00
Kimberly-Clark Corp            COM              494368103     3715 58311.00 SH       SOLE                 58311.00
Kinder Morgan Energy           COM              494550106      221  3625.00 SH       SOLE                  3625.00
McCormick Co                   COM              579780206     4894 135443.00SH       SOLE                135443.00
Merck & Co Inc                 COM              58933Y105      216  5899.00 SH       SOLE                  5899.00
Microsoft Corp                 COM              594918104    19053 624901.00SH       SOLE                624901.00
Midcap Spider Tr               COM              595635103     5786 43920.00 SH       SOLE                 43920.00
Minnesota Mng & Mfg            COM              88579Y101    14530 175763.00SH       SOLE                175763.00
Nalco Holding Co               COM              62985Q101      260 10200.00 SH       SOLE                 10200.00
NewAlliance Bankshares         COM              650203102      201 16739.00 SH       SOLE                 16739.00
Nokia Corp Sponsored ADR       COM              654902204     3633 282686.00SH       SOLE                282686.00
Northern Trust Corp            COM              665859104     7755 148003.00SH       SOLE                148003.00
Nutracea                       COM              67060N204        6 75129.00 SH       SOLE                 75129.00
Occidental Petroleum Co        COM              674599105      212  2605.00 SH       SOLE                  2605.00
Oracle Corp                    COM              68389X105     8916 363305.00SH       SOLE                363305.00
Paychex Inc                    COM              704326107    12372 403800.00SH       SOLE                403800.00
Pengrowth Energy               COM              706902509       99 10300.00 SH       SOLE                 10300.00
Peoples United Fin'l Inc       COM              712704105      449 26875.00 SH       SOLE                 26875.00
Pfizer Inc                     COM              717081103      399 21928.00 SH       SOLE                 21928.00
Pitney Bowes                   COM              724479100      273 12003.00 SH       SOLE                 12003.00
ProShares Ultra Short 20yr     COM              74347R297      763 15300.00 SH       SOLE                 15300.00
Procter & Gamble               COM              742718109    17873 294782.00SH       SOLE                294782.00
Progress Energy Inc            COM              743263105      229  5590.00 SH       SOLE                  5590.00
Proshares Ultrashort 10 Year   COM              74347R313      539 10000.00 SH       SOLE                 10000.00
Rite Aid Corp                  COM              767754104       39 25625.00 SH       SOLE                 25625.00
SPDR Gold Trust                COM              78463V107      441  4105.00 SH       SOLE                  4105.00
Skyworks Solutions Inc         COM              83088M102      355 25050.00 SH       SOLE                 25050.00
Southern Co                    COM              842587107      444 13328.00 SH       SOLE                 13328.00
Spdr Tr Unit Ser 1             COM              78462F103     3459 31041.00 SH       SOLE                 31041.00
Staples Inc                    COM              855030102      387 15725.00 SH       SOLE                 15725.00
Target Corp                    COM              87612E106     7472 154471.00SH       SOLE                154471.00
Technology Sector              COM              81369Y803     2870 125183.00SH       SOLE                125183.00
Tiffany & Company              COM              886547108     8438 196235.00SH       SOLE                196235.00
Transocean LTD                 COM              H8817H100    10015 121028.00SH       SOLE                121028.00
US Natural Gas Fund            COM              912318102     4815 477725.00SH       SOLE                477725.00
United Parcel Svc Cl B         COM              911312106    10767 187671.00SH       SOLE                187671.00
United Technologies            COM              913017109     1850 26650.00 SH       SOLE                 26650.00
Vanguard Mid Cap               COM              922908629     3203 53430.00 SH       SOLE                 53430.00
Vanguard Small Cap ETF         COM              922908751      378  6585.00 SH       SOLE                  6585.00
Verizon Communications         COM              92343V104      325  9811.00 SH       SOLE                  9811.00
Wal-Mart Stores Inc            COM              931142103     2166 40527.00 SH       SOLE                 40527.00
Walt Disney                    COM              254687106    13207 409526.00SH       SOLE                409526.00
Wave Systems                   COM              943526301       57 40000.00 SH       SOLE                 40000.00
XTO Energy Inc                 COM              98385X106    10789 231871.00SH       SOLE                231871.00
Xcel Energy Inc                COM              98389B100      229 10770.00 SH       SOLE                 10770.00
1-3 Month SPDR ETF             ETF              78464A680      251  5465.00 SH       SOLE                  5465.00
1-3 Yr Treasury ETF            ETF              464287457      289  3480.00 SH       SOLE                  3480.00
1-30 Laddered Treasury ETF     ETF              73936T524     1516 57059.00 SH       SOLE                 57059.00
Aggregate Bond ETF             ETF              464287226      478  4630.00 SH       SOLE                  4630.00
Fixed Rate Mortgage Bond ETF   ETF              464288588    10509 99163.00 SH       SOLE                 99163.00
High Yield Bond ETF            ETF              78464A417      270  6960.00 SH       SOLE                  6960.00
Total Bond Mkt ETF             ETF              921937835    17398 221376.00SH       SOLE                221376.00